Commitments and Contingencies	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The Sponsor is entitled to registration rights with respect to the Founder Shares, Private Placement Warrants and any additional warrants that may be issued upon conversion of working capital loans pursuant to a registration rights agreement. The Sponsor will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, Sponsor will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Note 5 — Commitments and Contingencies

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the healthcare industry, which its target company operates in, and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and results of its operations, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

The Sponsor is entitled to registration rights with respect to the Founder Shares, Private Placement Warrants and any additional warrants that may be issued upon conversion of working capital loans pursuant to a registration rights agreement. The Sponsor will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, Sponsor will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

Pursuant to the underwriting agreement for the Initial Public Offering, $0.35 per unit, or $4.0 million in the aggregate, will be payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a business combination, subject to the terms of the underwriting agreement.

Other Commitments and Obligations

As of June 30, 2021, the Company did not have any lease obligations or purchase commitments, and it had no long-term liabilities other than the warrant liabilities of $9.5 million and the deferred underwriting commission of $4.0 million that is payable from the Trust Account upon consummating the initial business combination. In addition, upon consummation of the Merger described herein, the Company would be obligated to pay an M&A advisory fee to Barclays Capital Markets Inc. from the Trust Account in the amount of approximately $14.2 million.